Capital Management (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of parent	₨ 10,778,828	$ 155,828	₨ 9,004,953